Form N-1A Cover	Jul. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	HOTCHKIS AND WILEY FUNDS
Entity Central Index Key	0001145022
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 23, 2026
Prospectus Date	Mar. 31, 2026